Consolidated shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Treasury Shares Held

As of December 31, 2018, the share capital was €2,494,790,944, consisting of 1,247,395,472 shares with a par value of €2. Treasury shares held by Sanofi are as follows:

	Number of shares (million)	% of share capital for the period
December 31, 2018	1.9	0.15%
December 31, 2017	0.2	0.01%
December 31, 2016	20.0	1.55%
January 1, 2016	4.0	0.30%

Summary of Movements Share Capital

Movements in the share capital of the Sanofi parent company over the last three years are set forth below:

Date	Transaction	Number of shares	Share capital(a)	Additional paid-in capital(a)	Reserves(a)	Treasury shares(a)
December 31, 2015		1,305,696,759	2,611	4,039	—	—

During 2016	Capital increase by exercise of stock subscription options(b)	3,418,421	7	212	—	—
During 2016	Capital increase by issuance of restricted shares(c)	3,664,248	7	(7)	—	—
Board meeting of April 28, 2016	Reduction in share capital by cancellation of treasury shares	(22,561,090)	(45)	(1,655)	—	—
Board meeting of July 22, 2016	Capital increase reserved for employees	1,803,986	4	96	—	—

December 31, 2016		1,292,022,324	2,584	2,685	—	—

During 2017	Capital increase by exercise of stock subscription options(b)	3,764,646	8	215	—	—
During 2017	Capital increase by issuance of restricted shares(c)	3,394,574	7	(7)	—	—
Board meeting of April 27, 2017	Reduction in share capital by cancellation of treasury shares	(36,380,198)	(73)	(2,709)	—	—
Board meeting of July 28, 2017	Capital increase reserved for employees	1,621,098	3	103	—	—
Board meeting of December 14, 2017	Reduction in share capital by cancellation of treasury shares	(10,402,540)	(21)	(229)	(616)	—

December 31, 2017		1,254,019,904	2,508	58	(616)	—

During 2018	Capital increase by exercise of stock subscription options(b)	1,168,808	2	57	—	—
During 2018	Capital increase by issuance of restricted shares(c)	2,152,183	4	(84)	—	80
Board meeting of April 26, 2018	Reduction in share capital by cancellation of treasury shares	(7,239,803)	(14)	(55)	(443)	—
Board meeting of July 27, 2018	Capital increase reserved for employees	2,401,184	5	115	—	—
Board meeting of December 18, 2018	Reduction in share capital by cancellation of treasury shares	(5,106,804)	(10)	(358)	—	—

December 31, 2018		1,247,395,472	2,495	(267)	(1,059)	80

(a)	Amounts expressed in millions of euros.
(b)	Shares issued on exercise of Sanofi stock subscription options.
(c)	Shares vesting under restricted share plans and issued in the period.

Principal Characteristics of Restricted Share Plans

Restricted share plans are accounted for in accordance with the policies described in Note B.24.3. The principal characteristics of those plans are as follows:

	2018		2017	2016
Type of plan	Performance share plan	Performance share plan	Performance share plan	Performance share plan
Date of Board meeting approving the plan	July 30, 2018	May 2, 2018	May 10, 2017	May 4, 2016
Service period	3 years	3 years	3 years	3 years
Total number of shares awarded	141,669	4,390,216	3,587,465	4,097,925
Fair value per share awarded (€)(a)	64.35	56.59	81.50	61.06

Fair value of plan at the date of grant (€ million)	9	248	292	250

(a)	Quoted market price per share at the date of grant, adjusted for dividends expected during the vesting period.

Summary of Number of Restricted Shares Not Yet Fully Vested

The total expense recognized for all restricted share plans, and the number of restricted shares not yet fully vested, are shown in the table below:

	2018	2017	2016
Total expense for restricted share plans (€ million)(a)	248	238	219
Number of shares not yet fully vested	13,576,464	12,867,519	13,543,254
Under 2018 plans	4,406,593	—	—
Under 2017 plans	3,314,391	3,468,576	—
Under 2016 plans	3,690,226	3,798,073	4,051,325
Under 2015 plans	2,165,254	3,438,420	3,667,620
Under 2014 plans	—	2,162,450	3,595,420
Under 2013 plans	—	—	2,228,889

(a)	The 2016 figure excludes the Animal Health business.

Summary of Characteristics of Employee Share Ownership Plans Awarded

The characteristics of the employee share ownership plans awarded in the form of a capital increase reserved for employees in 2018, 2017 and 2016 are summarized in the table below:

	2018	2017	2016
Date of Board meeting approving the plan	March 6, 2018	March 2, 2017	March 3, 2016
Subscription price (€)(a)	52.66	70.01	57.25
Subscription period	June 11-29, 2018	June 19-30, 2017	June 13-24, 2016
Number of shares subscribed	2,298,783	1,528,982	1,756,972
Number of shares issued immediately as employer’s contribution	102,401	92,116	47,014

(a)	Subscription price representing 80% of the average of the opening quoted market prices of Sanofi shares during the 20 trading days preceding June 9, 2018, June 14, 2017 and June 8, 2016, respectively.

Summary of Expenses

The table below sets forth the expense recognized for each plan:

(€ million)	2018	2017	2016(a)
Expense recognized	32	21	16
of which employer’s contribution	7	8	3

(a)	Excludes the Animal Health business.

Summary of Repurchases program
2018			2017		2016
(in number of shares and € million)	Number of shares	Value	Number of shares	Value	Number of shares	Value
2018 program	6,884,792	501
2017 program	8,489,873	602	8,428,935	702
2016 program			18,426,601	1,453	19,947,202	1,503
2015 program					18,764,233	1,402

Summary of Currency Translation Differences

Currency translation differences comprise the following:

(€ million)	2018	2017	2016
Attributable to equity holders of Sanofi	(167)	(1,439)	1,787
Attributable to non-controlling interests	(36)	(32)	(18)

Total	(203)	(1,471)	1,769

Summary of Movements within Other Comprehensive Income

Movements within other comprehensive income are shown below:

(€ million)	2018	2017(a)	2016(a)
Actuarial gains/(losses):
• Actuarial gains/(losses) excluding investments accounted for using the equity method (see Note D.19.1.)	201	(30)	(104)
• Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes	—	2	(2)
• Tax effects	(69)	(90)	(22)
Equity instruments included in financial assets(b):
• Change in fair value (excluding investments accounted for using the equity method)	(529)	—	—
• Change in fair value (investments accounted for using the equity method, net of taxes)	(8)	—	—
• Tax effects	100	—	—

Items not subsequently reclassifiable to profit or loss	(305)	(118)	(128)

Available-for-sale financial assets(c)
• Change in fair value (excluding investments accounted for using the equity method)	—	837	(104)
• Change in fair value (investments accounted for using the equity method, net of taxes)	—	1	(1)
• Tax effects	—	(145)	50
Debt instruments included in financial assets(b):
• Change in fair value (excluding investments accounted for using the equity method)(d)	(4)	—	—
• Change in fair value (investments accounted for using the equity method, net of taxes)	—	—	—
• Tax effects	—	—	—
Cash flow hedges:
• Change in fair value (excluding investments accounted for using the equity method)(e)	3	(24)	30
• Change in fair value (investments accounted for using the equity method, net of taxes)	—	—	1
• Tax effects	(1)	8	(10)
Change in currency translation differences:
• Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method)(e)/(f)	1,273	(2,956)	1,033
• Currency translation differences (investments accounted for using the equity method)	106	(283)	57
• Hedges of net investments in foreign operations	(185)	—	—
• Tax effects	72	—	—

Items subsequently reclassifiable to profit or loss	1,264	(2,562)	1,056

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).
(b)	The “Equity instruments included in financial assets” and “Debt instruments included in financial assets” categories are used effective January 1, 2018 in application of IFRS 9 (see Note A.2.1.2.)
(c)

Includes reclassifications to profit or loss: €(89) million in 2017 and €447 million in 2016. With effect from January 1, 2018, the financial asset category Available-for-sale financial assets is no longer applicable, in accordance with IFRS 9 (see Note A.2.1.2.).

(d)	Immaterial amounts reclassified to profit or loss in 2018.
(e)	Includes reclassifications to profit or loss: €(7) million in 2018, €(23) million in 2017 and €2 million in 2016.
(f)

Items subsequently reclassifiable to profit or loss and attributable to the Animal Health business divested on January 1, 2017: €(170) million in 2017 on divestment (comprising €(147) million of currency translation differences and €(23) million of cash flow hedges); €(51) million in 2016.

Summary of Stock Option Plans Awarded and Measurement of Stock Option Plans

Stock options granted by the Board of Directors in 2018, 2017 and 2016 are summarized below, with the assumptions used to determine their fair value:

	2018	2017	2016
Date of Board meeting approving the plan	May 2, 2018	May 10, 2017	May 4, 2016
Total number of options granted	220,000	378,040	402,750
Exercise price (€)	65.84	88.97	75.90
Vesting period	4 years	4 years	4 years
Plan expiry date	May 2, 2028	May 10, 2027	May 4, 2026
Fair value of the plan (€ million)	1	5	3
Fair value per option granted (€)	6.32	12.21	6.60
Assumptions used to determine fair value
Dividend yield	4.87%	3.56%	4.51%
Volatility of Sanofi shares, computed on a historical basis	23.10%	23.74%	24.54%
Risk-free interest rate	0.36%	0.27%	0.06%
Plan maturity	7 years	7 years	7 years

Summary of Expense Recognized Through Equity for Stock Option Plans

The table below shows, for each of the periods reported, the expense recognized through equity for stock option plans; the unrecognized future expense, and the weighted average period over which it will be recognized; and the current income tax gain relating to stock options.

	2018	2017	2016
Expense recognized through equity (€ million)	4	4	6
of which expense for the current-year plan	0.2	0.7	0.4
Unrecognized cost of unvested options (€ million)	4	8	9
Weighted average period of unrecognized cost	2.3 years	2.5 years	2 years
Current income tax gain relating to exercise of stock options (€ million)	1	6	2

Summary of Stock Purchase Option Plan Still Outstanding

The table shows the only Sanofi stock purchase option plan still outstanding as of December 31, 2018.

Source	Date of grant	Number of options granted	Start date of exercise period	Expiry date	Exercise price (€)	Number of options outstanding as of 12/31/2018
Synthélabo	03/30/1999	716,040	03/31/2004	03/30/2019	38.08	80,671

Total						80,671

Disclosure of Stock Subscription Option Plan Outstanding and Option Exercised

The table shows all Sanofi stock subscription option plans still outstanding or under which options were exercised in the year ended December 31, 2018.

Source	Date of grant	Number of options granted	Start date of exercise period	Expiry date	Exercise price (€)	Number of options outstanding as of 12/31/2018
Sanofi-aventis	03/02/2009	7,736,480	03/04/2013	03/01/2019	45.09	1,021,002
Sanofi-aventis	03/01/2010	8,121,355	03/03/2014	02/28/2020	54.12	2,412,300
Sanofi-aventis	03/09/2011	874,500	03/10/2015	03/09/2021	50.48	155,517
Sanofi	03/05/2012	814,050	03/06/2016	03/05/2022	56.44	496,210
Sanofi	03/05/2013	788,725	03/06/2017	03/05/2023	72.19	505,199
Sanofi	03/05/2014	1,009,250	03/06/2018	03/05/2024	73.48	797,315
Sanofi	06/24/2015	435,000	06/25/2019	06/24/2025	89.38	388,464
Sanofi	05/04/2016	402,750	05/05/2020	05/04/2026	75.90	398,000
Sanofi	05/10/2017	378,040	05/11/2021	05/10/2027	88.97	374,895
Sanofi	05/02/2018	220,000	05/02/2022	05/02/2028	65.84	220,000

Total						6,768,902

Summary of Stock Options Outstanding at Each Balance Sheet Date

A summary of stock options outstanding at each balance sheet date, and of movements during the relevant periods, is presented below:

	Number of options	Average exercise price per share (€)	Total (€ million)
Options outstanding at January 1, 2016	15,867,615	60.03	953

Options exercisable	13,028,045	57.56	750
Options granted	402,750	75.90	31
Options exercised	(3,441,429)	63.83	(220)
Options cancelled(a)	(161,863)	68.09	(11)
Options forfeited	(601,271)	67.00	(40)

Options outstanding at December 31, 2016	12,065,802	59.03	713

Options exercisable	9,646,903	54.67	527
Options granted	378,040	88.97	33
Options exercised	(3,796,788)	58.92	(224)
Options cancelled(a)	(130,312)	69.06	(9)
Options forfeited	(627,722)	62.33	(39)

Options outstanding at December 31, 2017	7,889,020	60.08	474

Options exercisable	5,812,165	52.93	308
Options granted	220,000	65.84	14
Options exercised	(1,192,838)	50.02	(60)
Options cancelled(a)	(66,609)	82.03	(5)

Options outstanding at December 31, 2018	6,849,573	61.81	423

Options exercisable	5,468,214	56.80	311

(a)	Mainly due to the grantees leaving Sanofi.

Summary of Options Outstanding and Exercisable

The table below provides summary information about options outstanding and exercisable as of December 31, 2018:

	Outstanding			Exercisable
Range of exercise prices per share	Number of options	Weighted average residual life (years)	Weighted average exercise price per share (€)	Number of options	Weighted average exercise price per share (€)
From €30.00 to €40.00 per share	80,671	0.24	38.08	80,671	38.08
From €40.00 to €50.00 per share	1,021,002	0.16	45.09	1,021,002	45.09
From €50.00 to €60.00 per share	3,064,027	1.54	54.31	3,064,027	54.31
From €60.00 to €70.00 per share	220,000	9.35	65.84	—	—
From €70.00 to €80.00 per share	1,700,514	5.39	73.66	1,302,514	72.98
From €80.00 to €90.00 per share	763,359	7.41	89.18	—	—

Total	6,849,573			5,468,214

Summary of Number of Shares Used to Compute Diluted Earnings Per Share

Diluted earnings per share is computed using the number of shares outstanding plus stock options with dilutive effect and restricted shares.

(million)	2018	2017	2016
Average number of shares outstanding	1,247.1	1,256.9	1,286.6
Adjustment for stock options with dilutive effect	1.3	2.7	2.6
Adjustment for restricted shares	6.8	7.2	6.8

Average number of shares used to compute diluted earnings per share	1,255.2	1,266.8	1,296.0